Foreign currency risk and fair value of financial instruments	9 Months Ended
Sep. 30, 2020
Financial Instruments [Abstract]
Foreign currency risk and fair value of financial instruments	Foreign currency risk and fair value of financial instruments
Foreign currency risk
The Company faces the following foreign currency exposures:
•Operating activities, when revenues or expenses are denominated in different currencies from the functional currency of the entity carrying out these transactions.
•Venture debt and government loans denominated in euros, and lease liabilities are denominated in different currencies while the functional currency of the entity carrying out these transactions is the US dollar.
•Non derivative monetary financial instruments that are denominated and settled in a currency different from the functional currency of the entity which holds them.
During the nine months ended September 30, 2020, nearly 100% of total revenues and 92% of total cost of sales are denominated in U.S. dollars. However, as a result of significant headcount and related costs from operations in France, which are denominated and settled in euros (the “structural costs”), the Company has transactional currency exposures which can be affected significantly by movements in the US dollar/euro exchange rates. During the nine months ended September 30, 2020, approximately 51% of operating expense is denominated in euros. If there were a 10% increase or decrease in the exchange rate of the U.S. dollar to the euro, the Company estimates the impact, in absolute terms, on operating expenses and on financial liabilities for the nine months ended September 30, 2020 would have been $4.3 million.
The Company uses financial instruments, including derivatives such as foreign currency forward contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in euros.
The following tables present fair values of derivative financial instruments at December 31, 2019. There was no derivative financial instrument outstanding at September 30, 2020.

	At December 31, 2019
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€3,000	$46
Total	€3,000	$46
The fair value of foreign currency related derivatives is included in the Condensed Consolidated Statement of Financial Position in “Prepaid and other receivables” at December 31, 2019. The earnings impact of cash flow hedges relating to forecasted operating expense transactions is reported in operating expense. Realized and unrealized gains and losses on these instruments deemed effective for hedge accounting are deferred in accumulated other comprehensive income until the underlying transaction is recognized in earnings or the instruments are designated as hedges.
During the nine months ended September 30, 2020, the Company recorded a loss of $58,000 (loss of $18,000 for the nine months ended September 30, 2019) in other comprehensive income (loss) related to the effective portion of the change in fair value of its cash flow hedges. During the nine months ended September 30, 2020, the amount reclassified from other comprehensive income to Consolidated Statement of Operations was a loss of $106,000 (loss of $62,000 during the nine-months ended September 30, 2019).
At September 30, 2020, the Company holds $4,279,000 in currencies other than the U.S. dollar compared with $396,000 at December 31, 2019 (See Note 10). The amount received from the BPI loan in May 2020 was denominated in euros. At September 30, 2020, the Company has loans denominated in euros for a principal amount of $24,959,000 ($20,100,000 at December 31, 2019).
Fair value of financial assets and liabilities
The use of different estimations, methodologies and assumptions could have a material effect on the estimated fair value amounts. The methodologies are as follows:
•Cash, cash equivalents, short-term investments, accounts receivable, accounts payable, other receivable and accrued liabilities: due to the short-term nature of these balances, carrying amounts approximate fair value.
•Long-term investments are composed of debt-based mutual funds with traded market prices. Their fair values amounted to $335,000 and $349,000 at December 31, 2019 and September 30, 2020, respectively. The carrying amounts approximate fair value measured based on significant observable input (Level 2).
•Foreign exchange forward and option contracts: the fair values of foreign exchange forward and option contracts were calculated using the market price that the Company would pay or receive to settle the related agreements, by reference to published exchange rates.
•At December 31, 2019, fair value of the debt components of convertible notes was calculated using the effective interest rate of the debt component of the last issued convertible notes in 2019, and amounted to $30,706,000. At September 30, 2020, the carrying amount of the debt components of convertible notes approximates fair value, because, with the amendment of the convertible notes in March 2020, the existing notes were extinguished and new notes issued with effective interest rate at the amendment date. There was no change in the fair value since the amendment date.
•At September 30, 2020, the fair value of the embedded derivative related to the convertible debt is recalculated at the end of each reporting period. The fair value measured is based on significant observable input (Level 2).
•Interest-bearing receivable financing, government loans, research project financing and venture debt: carrying amounts approximate fair value.